ACQUISITION - Schedule of Business Acquisition Pro Forma Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Intangible assets	$ 1,135,512
Goodwill	2,144,488		2,144,488
Net purchase price	3,280,000
Pro forma revenues	9,318,371	8,184,950
Pro forma income (loss) from operations	(809,760)	(2,376,224)
Pro forma net income (loss)	(848,102)	(2,362,899)
Pro forma income (loss) per share	$ (0.18)	$ (0.73)
Pro forma diluted income (loss) per share	$ (0.18)	$ (0.73)
CyberFone Systems
Intangible assets			1,135,512
Goodwill			$ 2,144,488